LINES OF CREDIT AND FLOOR PLANS	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
LINES OF CREDIT AND FLOOR PLANS

NOTE 9 — LINES OF CREDIT AND FLOOR PLANS

Effective February 14, 2020, the Company amended and restated its credit facility with its first lien lender by entering into the Fifth Amended and Restated ABL First Lien Credit Agreement (“Amended and Restated Credit Agreement”) and the facility thereunder, the “ABL Facility”) by and among Alta Equipment Group Inc. and the other credit parties named therein, the lenders named therein, JP Morgan Chase Bank, N.A., as Administrative Agent, and the syndication agents and documentation agent named therein.

In connection with the Amended and Restated Credit Agreement, the Company amended and restated its floor plan facility with its first lien lender by entering into the Fifth Amended and Restated Floor Plan First Lien Credit Agreement (“Floor Plan Credit Agreement” and the facility thereunder, the “Floor Plan Facility”) by and among Alta Equipment Group Inc. and the other credit parties named therein, the lender JP Morgan Chase Bank, N.A., as Administrative Agent, Sole Bookrunner and Sole Lead Arranger.

The Amended and Restated Credit Agreement, among other things, (i) moved the $85 million floor plan financing facility of the Fourth Amended and Restated First Lien Credit Agreement out of syndication and into the Floor Plan Credit Agreement, (ii) increased the total aggregate amount of indebtedness of all floor plans from $220 million to $225 million, (iii) increased the revolving line of credit borrowing capacity from $110 million to $300 million, and (iv) modified certain financial covenants.

The Floor Plan Credit Agreement, among other things, (i) modified the floor plan financing facility with its first lien lender from $85 million to $40 million, and (ii) modified certain financial covenants.

Line of Credit and Floor Plan — First Lien Lender

The Company has an ABL Facility with its first lien holder with advances on the line being supported by eligible accounts receivable, parts, and otherwise unencumbered new and used equipment inventory and rental equipment. The ABL Facility has a maximum borrowing capacity of $300 million and interest cost is the London Interbank Offered Rate (“LIBOR”) plus an applicable margin or the CB Floating Rate, depending on the borrowing. As of September 30, 2020, the Company had an outstanding ABL Facility balance of $140.5 million, excluding unamortized debt issuance costs. The effective interest rate was 2.1% at September 30, 2020.

The Company has Floor Plan Facility with its first lien lender to finance new and used inventory and rental fleet equipment. This Floor Plan Facility has a maximum borrowing capacity of $40 million. The interest cost for the first lien lender floor plan facility is LIBOR plus an applicable margin. The effective interest rate at September 30, 2020 was 2.9%. The floor plan is collateralized by substantially all assets of the Company. As of September 30, 2020, the Company had an outstanding balance on their first lien lender floor plan facility of $30.7 million, excluding unamortized debt issuance costs.

In relation to information regarding to our former line of credit and floor plans as of December 31, 2019, please refer to the “Lines of Credit and Floor Plans” footnote in our Registration Statement on Form S-1, filed with the SEC on March 25, 2020.

Original Equipment Manufacturer (“OEM”) Captive Lenders and Suppliers’ Floor Plans

The Company has floor plan financing facilities with several OEM captive lenders and suppliers for new and used inventory and rental equipment, each with borrowing capacities ranging from $10 million to $82.0 million. Primarily, the Company utilizes the facilities for purchases of new equipment inventories. Certain floor plans provide for a five to twelve-month interest only or deferred payment periods. In addition, certain floor plans provide for interest and principal free terms at the suppliers’ discretion. The Company routinely sells equipment that is financed under OEM captive lender floor plans prior to the original maturity date of the financing agreement. When this occurs, the related OEM captive lender floor plan payable becomes due to be paid at the time the equipment being financed is sold.

With the recent acquisitions, the Company’s floor plan financing facilities with its OEM capital lenders and suppliers were amended to include the new locations and new entities. The floor plan financing facilities are secured by the equipment being financed, and contain operating company guarantees. The interest is LIBOR plus an applicable margin. The effective rates, excluding the favorable effect of interest-subsidies, as of September 30, 2020 ranged from 3.0% to 4.2%. As of September 30, 2020, the Company had an outstanding balance on these floor plans of $124.3 million.

The total aggregate amount of indebtedness related to floor plan financing activities (including the first lien lender floor plan) facility cannot exceed $225.0 million at any time. Total borrowings related to floorplan financing as of September 30, 2020 was $155.0 million excluding unamortized debt issuance costs. For the nine months ended and three months ended September 30, 2020 the Company recognized interest expense associated with new equipment financed under its floor plan facilities of $1.8 million and $0.5 million.

Maximum borrowings under the floor plans and ABL Facility are limited to $525 million. The total amount outstanding as of September 30, 2020 was $295.5 million, exclusive of debt issuance and deferred financings costs of $1.6 million.